6. Operating expenses	12 Months Ended
Dec. 31, 2017
Operating Expenses
Operating expenses

6.1.	Cost of sales

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Inventories at beginning of each year	147,670 (1)	94,179 (1)	78,173

Purchases and operating expenses for each year:
Purchases	512,570	336,190	152,883
Operating expenses (note 6.2)	2,240,400	1,787,053	1,260,488
	2,752,970	2,123,243	1,413,371

Inventories at the end of each year	(158,493)	(147,670) (1)	(94,179) (1)
	2,742,147	2,069,752	1,397,365

(1)	Inventories as of December 31, 2016 and 2015 do not include inventories stock from discontinued operations.

6.2.	Operating, administrative and selling expenses

	2017		2016		2015
Accounts	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	878,089	327,983	688,891	219,629	496,273	191,172
Other long-term employee benefits	26,270	4,211	22,859	4,039	20,828	3,680
Depreciation of property, plant and equipment	277,445	111	200,703	-	156,559	-
Amortization of intangible assets	31,114	-	31,134	-	26,816	-
Purchase of energy and power	78,781	-	22,797	-	36,124	-
Fees and compensation for services	194,120	168,624	147,529	66,014	89,578	45,629
Maintenance expenses	363,199	25,178	352,914	41,547	197,581	38,883
Consumption of materials and spare parts	112,956	-	140,329	-	78,725	-
Insurance	139,473	1,794	124,956	550	67,009	256
Levies and royalties	133,212	-	50,759	-	89,151	-
Taxes and assessments	3,664	29,399	2,755	24,270	464	29,529
Tax on bank account transactions	-	84,232	-	77,954	-	55,084
Corporate expenses	-	-	-	4,685	-	-
Others	2,077	9,636	1,427	6,724	1,380	7,252
Total	2,240,400	651,168	1,787,053	445,412	1,260,488	371,485